Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,935	$ 1,138
Investment securities	7,598	8,090
Receivables, less allowance for doubtful accounts of $137 in 2014 and $118 in 2013	1,168	950
Other current assets	4,011	2,122
Total current assets	14,712	12,300
Property and equipment, net	1,419	1,218
Long-term investment securities	1,949	1,710
Goodwill	3,711	3,733
Other long-term assets	1,675	1,774
Total assets	23,466	20,735
Current liabilities:
Benefits payable	4,475	3,893
Trade accounts payable and accrued expenses	2,185	1,821
Book overdraft	334	403
Unearned revenues	361	206
Total current liabilities	7,355	6,323
Long-term debt	3,825	2,600
Future policy benefits payable	2,349	2,207
Other long-term liabilities	291	289
Total liabilities	$ 13,820	$ 11,419
Commitments and contingencies (Note 16)
Stockholders’ equity:
Preferred stock, $1 par; 10,000,000 shares authorized; none issued	$ 0	$ 0
Common stock, $0.16 2/3 par; 300,000,000 shares authorized; 197,951,551 shares issued at December 31, 2014 and 196,275,506 shares issued at December 31, 2013	33	33
Capital in excess of par value	2,330	2,267
Retained earnings	9,916	8,942
Accumulated other comprehensive income	223	158
Treasury stock, at cost, 48,347,541 shares at December 31, 2014 and 42,245,097 shares at December 31, 2013	(2,856)	(2,084)
Total stockholders’ equity	9,646	9,316
Total liabilities and stockholders’ equity	$ 23,466	$ 20,735